Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

Equity Funds 99.5%
International 29.5%
Schwab Fundamental Emerging Markets Large Company Index Fund	4,060,915	40,121,844
Schwab Fundamental International Large Company Index Fund	4,695,676	48,694,159
Schwab Fundamental International Small Company Index Fund	2,668,047	41,221,327
Schwab International Index Fund	4,835,013	116,813,926
		246,851,256
Large-Cap 50.2%
Schwab Fundamental US Large Company Index Fund	5,078,378	113,247,828
Schwab S&P 500 Index Fund	3,905,928	264,587,545
Schwab U.S. Large-Cap Growth Index Fund	510,158	42,781,840
		420,617,213
Real Estate 5.3%
Schwab U.S. REIT ETF	936,293	44,717,354
Small-Cap 14.5%
Schwab Fundamental US Small Company Index Fund	1,998,504	37,232,135
Schwab Small-Cap Index Fund	2,178,931	84,193,884
		121,426,019
Total Affiliated Underlying Funds
(Cost $427,117,510)		833,611,842
Issuer	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Sumitomo Mitsui Banking Corp.
0.01%, 08/02/21 (a)	2,452,601	2,452,601
Total Short-Term Investment
(Cost $2,452,601)		2,452,601
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$31,985,158	$1,095,412	($2,870,000)	($84,839)	$9,996,113	$40,121,844	4,060,915	$1,095,412
Schwab Fundamental International Large Company Index Fund	37,247,617	1,656,811	(4,190,810)	298,396	13,682,145	48,694,159	4,695,676	1,066,811
Schwab Fundamental International Small Company Index Fund	31,385,635	735,350	(1,713,277)	44,891	10,768,728	41,221,327	2,668,047	735,350
Schwab Fundamental US Large Company Index Fund	83,840,241	5,809,078	(8,011,838)	1,136,486	30,473,861	113,247,828	5,078,378	5,809,078
Schwab Fundamental US Small Company Index Fund	29,146,693	483,721	(7,360,000)	1,306,868	13,654,853	37,232,135	1,998,504	483,721
Schwab International Index Fund	84,989,194	9,697,603	(3,940,700)	124,623	25,943,206	116,813,926	4,835,013	1,897,604
Schwab S&P 500 Index Fund	194,769,310	11,458,503	(8,770,000)	1,155,676	65,974,056	264,587,545	3,905,928	4,038,503
Schwab Small-Cap Index Fund	64,874,595	5,735,899	(12,432,294)	5,444,986	20,570,698	84,193,884	2,178,931	1,985,899
Schwab U.S. Large-Cap Growth Index Fund	31,408,980	691,223	—	—	10,681,637	42,781,840	510,158	241,223
Schwab U.S. REIT ETF	30,585,050	2,213,138	(644,430)	35,843	12,527,753	44,717,354	936,293	652,467
Total	$620,232,473	$39,576,738	($49,933,349)	$9,462,930	$214,273,050	$833,611,842		$18,006,068
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$833,611,842	$—	$—	$833,611,842
Short-Term Investment[1]	—	2,452,601	—	2,452,601
Total	$833,611,842	$2,452,601	$—	$836,064,443
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.6% of net assets

Equity Funds 80.1%
International 19.8%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,227,899	31,891,644
Schwab Fundamental International Large Company Index Fund	3,623,664	37,577,400
Schwab Fundamental International Small Company Index Fund	2,083,766	32,194,178
Schwab International Index Fund	3,644,080	88,040,961
		189,704,183
Large-Cap 43.6%
Schwab Fundamental US Large Company Index Fund	5,170,997	115,313,235
Schwab S&P 500 Index Fund	4,001,220	271,042,653
Schwab U.S. Large-Cap Growth Index Fund	389,804	32,688,999
		419,044,887
Real Estate 4.2%
Schwab U.S. REIT ETF	852,310	40,706,326
Small-Cap 12.5%
Schwab Fundamental US Small Company Index Fund	1,945,207	36,239,214
Schwab Small-Cap Index Fund	2,162,579	83,562,039
		119,801,253
		769,256,649

Fixed-Income Funds 15.9%
Intermediate-Term Bond 15.9%
Schwab U.S. Aggregate Bond Index Fund	14,359,282	152,351,985

Security	Number of Shares	Value ($)
Money Market Fund 2.6%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	24,563,425	24,570,794
Total Affiliated Underlying Funds
(Cost $514,462,215)		946,179,428
Issuer	Face Amount ($)	Value ($)
Short-Term Investments 1.4% of net assets

Time Deposits 1.4%
ING Bank NV
0.01%, 08/02/21 (b)	9,641,511	9,641,511
Sumitomo Mitsui Trust Bank, Limited
0.01%, 08/02/21 (b)	3,363,234	3,363,234
Total Short-Term Investments
(Cost $13,004,745)		13,004,745
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$24,569,478	$1,108,894	($1,545,000)	($278)	$7,758,550	$31,891,644	3,227,899	$848,893
Schwab Fundamental International Large Company Index Fund	30,102,153	831,877	(4,320,001)	250,380	10,712,991	37,577,400	3,623,664	831,876
Schwab Fundamental International Small Company Index Fund	25,073,791	575,777	(1,970,000)	163,242	8,351,368	32,194,178	2,083,766	575,778
Schwab Fundamental US Large Company Index Fund	89,154,595	6,035,161	(12,610,000)	1,906,772	30,826,707	115,313,235	5,170,997	6,035,162
Schwab Fundamental US Small Company Index Fund	29,234,040	482,019	(8,190,000)	1,365,390	13,347,765	36,239,214	1,945,207	482,018
Schwab International Index Fund	69,700,927	2,794,557	(5,300,000)	669,751	20,175,726	88,040,961	3,644,080	1,504,558
Schwab S&P 500 Index Fund	208,797,893	4,269,429	(12,057,449)	6,034,011	63,998,769	271,042,653	4,001,220	4,269,428
Schwab Small-Cap Index Fund	67,813,605	6,514,970	(17,475,000)	9,067,968	17,640,496	83,562,039	2,162,579	1,994,969
Schwab U.S. Aggregate Bond Index Fund	121,379,029	34,241,894	(1,800,000)	(18,453)	(1,450,485)	152,351,985	14,359,282	2,292,466
Schwab U.S. Large-Cap Growth Index Fund	25,481,188	195,697	(1,495,000)	490,969	8,016,145	32,688,999	389,804	195,697
Schwab U.S. REIT ETF	27,689,578	1,682,639	—	—	11,334,109	40,706,326	852,310	591,441
Schwab Variable Share Price Money Fund, Ultra Shares	19,567,411	5,005,340	—	—	(1,957)	24,570,794	24,563,425	5,409
Total	$738,563,688	$63,738,254	($66,762,450)	$19,929,752	$190,710,184	$946,179,428		$19,627,695
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$946,179,428	$—	$—	$946,179,428
Short-Term Investments[1]	—	13,004,745	—	13,004,745
Total	$946,179,428	$13,004,745	$—	$959,184,173
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.6% of net assets

Equity Funds 59.9%
International 14.7%
Schwab Fundamental Emerging Markets Large Company Index Fund	1,554,074	15,354,251
Schwab Fundamental International Large Company Index Fund	1,793,623	18,599,872
Schwab Fundamental International Small Company Index Fund	1,016,775	15,709,175
Schwab International Index Fund	1,842,192	44,507,358
		94,170,656
Large-Cap 33.3%
Schwab Fundamental US Large Company Index Fund	2,587,153	57,693,518
Schwab S&P 500 Index Fund	2,013,364	136,385,256
Schwab U.S. Large-Cap Growth Index Fund	237,674	19,931,350
		214,010,124
Real Estate 3.2%
Schwab U.S. REIT ETF	434,827	20,767,338
Small-Cap 8.7%
Schwab Fundamental US Small Company Index Fund	943,019	17,568,452
Schwab Small-Cap Index Fund	996,430	38,502,068
		56,070,520
		385,018,638

Fixed-Income Funds 36.1%
Intermediate-Term Bond 35.1%
Schwab U.S. Aggregate Bond Index Fund	21,237,348	225,328,259
Security	Number of Shares	Value ($)
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	606,451	6,246,446
		231,574,705

Money Market Fund 2.6%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	16,764,710	16,769,739
Total Affiliated Underlying Funds
(Cost $406,848,400)		633,363,082
Issuer	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
DnB Bank ASA
0.01%, 08/02/21 (b)	6,444,683	6,444,683
Royal Bank of Canada
0.01%, 08/02/21 (b)	1,568,852	1,568,852
Total Short-Term Investments
(Cost $8,013,535)		8,013,535
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$12,691,376	$477,486	($1,830,000)	$302,450	$3,712,939	$15,354,251	1,554,074	$427,486
Schwab Fundamental International Large Company Index Fund	15,545,027	424,291	(2,970,000)	267,766	5,332,788	18,599,872	1,793,623	424,291
Schwab Fundamental International Small Company Index Fund	13,085,236	288,030	(2,040,060)	429,631	3,946,338	15,709,175	1,016,775	288,030
Schwab Fundamental US Large Company Index Fund	46,214,451	3,052,690	(8,240,000)	1,319,661	15,346,716	57,693,518	2,587,153	3,052,690
Schwab Fundamental US Small Company Index Fund	14,419,988	229,901	(4,260,000)	691,344	6,487,219	17,568,452	943,019	229,901
Schwab International Index Fund	35,858,755	2,447,304	(4,413,757)	536,458	10,078,598	44,507,358	1,842,192	767,029
Schwab S&P 500 Index Fund	108,431,681	3,685,619	(11,400,000)	5,181,988	30,485,968	136,385,256	2,013,364	2,185,619
Schwab Short-Term Bond Index Fund	5,403,247	875,691	—	—	(32,492)	6,246,446	606,451	55,099
Schwab Small-Cap Index Fund	33,339,271	1,576,833	(9,430,000)	5,256,327	7,759,637	38,502,068	996,430	966,833
Schwab U.S. Aggregate Bond Index Fund	182,212,199	47,319,147	(1,920,000)	(25,625)	(2,257,462)	225,328,259	21,237,348	3,418,060
Schwab U.S. Large-Cap Growth Index Fund	16,142,289	117,843	(1,590,000)	497,874	4,763,344	19,931,350	237,674	117,842
Schwab U.S. REIT ETF	13,880,515	1,943,511	(922,219)	20,878	5,844,653	20,767,338	434,827	307,833
Schwab Variable Share Price Money Fund, Ultra Shares	13,767,457	3,003,658	—	—	(1,376)	16,769,739	16,764,710	3,699
Total	$510,991,492	$65,442,004	($49,016,036)	$14,478,752	$91,466,870	$633,363,082		$12,244,412
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$633,363,082	$—	$—	$633,363,082
Short-Term Investments[1]	—	8,013,535	—	8,013,535
Total	$633,363,082	$8,013,535	$—	$641,376,617
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of July 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

Equity Funds 40.0%
International 9.9%
Schwab Fundamental Emerging Markets Large Company Index Fund	520,385	5,141,408
Schwab Fundamental International Large Company Index Fund	608,064	6,305,626
Schwab Fundamental International Small Company Index Fund	346,704	5,356,583
Schwab International Index Fund	612,165	14,789,906
		31,593,523
Large-Cap 22.2%
Schwab Fundamental US Large Company Index Fund	852,831	19,018,128
Schwab S&P 500 Index Fund	669,602	45,358,816
Schwab U.S. Large-Cap Growth Index Fund	77,981	6,539,508
		70,916,452
Real Estate 2.1%
Schwab U.S. REIT ETF	141,329	6,749,873
Small-Cap 5.8%
Schwab Fundamental US Small Company Index Fund	297,748	5,547,048
Schwab Small-Cap Index Fund	339,879	13,132,935
		18,679,983
		127,939,831

Fixed-Income Funds 56.0%
Intermediate-Term Bond 55.1%
Schwab U.S. Aggregate Bond Index Fund	16,627,066	176,413,167
Security	Number of Shares	Value ($)
Short-Term Bond 0.9%
Schwab Short-Term Bond Index Fund	289,316	2,979,956
		179,393,123

Money Market Fund 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	9,217,354	9,220,120
Total Affiliated Underlying Funds
(Cost $236,006,084)		316,553,074
Issuer	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
DnB Bank ASA
0.01%, 08/02/21 (b)	938,287	938,287
Sumitomo Mitsui Trust Bank, Limited
0.01%, 08/02/21 (b)	3,200,743	3,200,743
Total Short-Term Investments
(Cost $4,139,030)		4,139,030
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 07/31/21	Balance of Shares Held at 07/31/21	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$4,603,691	$151,585	($1,033,458)	$174,532	$1,245,058	$5,141,408	520,385	$151,585
Schwab Fundamental International Large Company Index Fund	5,488,699	465,584	(1,610,000)	238,321	1,723,022	6,305,626	608,064	145,584
Schwab Fundamental International Small Company Index Fund	4,866,268	338,093	(1,340,000)	199,904	1,292,318	5,356,583	346,704	98,092
Schwab Fundamental US Large Company Index Fund	16,751,890	1,355,350	(4,802,076)	715,789	4,997,175	19,018,128	852,831	1,050,414
Schwab Fundamental US Small Company Index Fund	4,832,284	79,002	(1,797,096)	431,932	2,000,926	5,547,048	297,748	79,002
Schwab International Index Fund	12,901,329	261,112	(1,987,433)	217,584	3,397,314	14,789,906	612,165	261,112
Schwab S&P 500 Index Fund	39,174,699	2,857,255	(8,899,935)	4,697,233	7,529,564	45,358,816	669,602	742,125
Schwab Short-Term Bond Index Fund	2,968,009	29,198	—	—	(17,251)	2,979,956	289,316	28,914
Schwab Small-Cap Index Fund	11,934,226	646,908	(3,924,616)	2,164,787	2,311,630	13,132,935	339,879	326,907
Schwab U.S. Aggregate Bond Index Fund	153,199,010	33,757,651	(8,722,590)	(54,547)	(1,766,357)	176,413,167	16,627,066	2,739,752
Schwab U.S. Large-Cap Growth Index Fund	5,642,623	40,130	(941,452)	306,418	1,491,789	6,539,508	77,981	40,131
Schwab U.S. REIT ETF	5,577,477	174,795	(1,030,561)	(94,305)	2,122,467	6,749,873	141,329	105,653
Schwab Variable Share Price Money Fund, Ultra Shares	9,218,973	2,068	—	—	(921)	9,220,120	9,217,354	2,067
Total	$277,159,178	$40,158,731	($36,089,217)	$8,997,648	$26,326,734	$316,553,074		$5,771,338
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$316,553,074	$—	$—	$316,553,074
Short-Term Investments[1]	—	4,139,030	—	4,139,030
Total	$316,553,074	$4,139,030	$—	$320,692,104
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87630JUL21